Accounts payable	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accounts payable
13.	Accounts payable

The Company receives credit from its suppliers for 30 and 45 days without charging interest, whereby the provider payment policy is to pay the maximum term granted. As of the date of these consolidated financial statements there is no supplier that represents more than 10% of its investments in productive assets and/or the total operating costs.

	December 31, 2019		December 31, 2020		December 31, 2021
Suppliers	Ps.	735,729	Ps.	952,912	Ps.	2,734,704
Others suppliers		112,635		56,353		119,024
Interest payable		98,882		90,759		127,905
Direct employee benefits		62,494		88,567		91,983
Others		11,989		5,759		73,928
Total	Ps.	1,021,729	Ps.	1,194,350	Ps.	3,147,544

The balance of direct employee benefits corresponding principally of provisions of vacation pay, bonuses and other employee benefits.